Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial structure, financial costs and financial instruments
Confirmed lines of credit granted by international banks	$ 12,323
Unused lines of credit	12,205
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(40,661)	$ (42,159)	$ (43,245)
Current borrowings	(11,096)	(13,920)	(12,488)
Other current financial liabilities	(245)	(327)	(171)
Current financial assets	3,393	4,548	6,190
Assets and liabilities available for sale or exchange		140	(141)
Cash and cash equivalents	33,185	24,597	23,269	$ 25,181
Net amount before financial expense	(15,424)	(27,121)	(26,586)
Financial expense on non-current financial debt	(4,312)	(4,552)	(4,614)
Interest differential on swaps	(1,797)	(1,771)	(441)
Net amount	(21,533)	(33,444)	(31,641)
Financial assets and liabilities related to operating activities
Accounts payable	(26,479)	(23,227)	(20,928)
Other operating liabilities	(10,135)	(9,616)	(9,914)
Accounts receivable, net (Note 5)	14,893	12,213	10,629
Other operating receivables	9,336	10,218	10,909
Total	(12,385)	(10,412)	(9,304)
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(11,096)	(13,920)	(12,488)
Other current financial liabilities	(245)	(327)	(171)
Current financial assets	3,393	4,548	6,190
Assets and liabilities available for sale or exchange		140	(141)
Cash and cash equivalents	33,185	24,597	23,269
Net amount before financial expense	25,237	15,038	16,659
Financial expense on non-current financial debt	(805)	(799)	(763)
Interest differential on swaps	(193)	(79)	131
Net amount	24,239	14,160	16,027
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,930)	(4,320)	(4,602)
Net amount before financial expense	(5,930)	(4,320)	(4,602)
Financial expense on non-current financial debt	(779)	(783)	(813)
Interest differential on swaps	(223)	(56)	171
Net amount	(6,932)	(5,159)	(5,244)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,117)	(5,702)	(4,420)
Net amount before financial expense	(5,117)	(5,702)	(4,420)
Financial expense on non-current financial debt	(636)	(682)	(747)
Interest differential on swaps	(257)	(201)	48
Net amount	(6,010)	(6,585)	(5,119)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(3,795)	(4,952)	(5,542)
Net amount before financial expense	(3,795)	(4,952)	(5,542)
Financial expense on non-current financial debt	(545)	(552)	(663)
Interest differential on swaps	(245)	(253)	(55)
Net amount	(4,585)	(5,757)	(6,260)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,959)	(3,578)	(4,965)
Net amount before financial expense	(4,959)	(3,578)	(4,965)
Financial expense on non-current financial debt	(454)	(465)	(524)
Interest differential on swaps	(198)	(272)	(126)
Net amount	(5,611)	(4,315)	(5,615)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(20,860)	(23,607)	(23,716)
Net amount before financial expense	(20,860)	(23,607)	(23,716)
Financial expense on non-current financial debt	(1,093)	(1,271)	(1,104)
Interest differential on swaps	(681)	(910)	(610)
Net amount	(22,634)	(25,788)	(25,430)
Financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(1,794)	(2,077)	(1,609)
Other operating receivables	1,987	$ 2,425	$ 3,379
TOTAL S.A.
Financial structure, financial costs and financial instruments
Confirmed lines of credit granted by international banks	11,478
Unused lines of credit	$ 11,478